CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
OPERATING ACTIVITIES
Net income (loss) from continuing operations	$ 13,158,795	$ (4,601,572)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	1,818,325	2,270,526
Share-based compensation	366,469	494,435
Interest expense	83,058	3,573,101
Accretion expense	230,462	1,220,896
Deferred income tax	589,914	602,087
Foreign exchange gain	500,462	284,401
(Gain) loss on change in fair value of derivative liabilities	(8,576,290)	5,756,195
Gain on disposal of assets	0	(135,564)
Changes in operating assets and liabilities
Inventory	(1,361,826)	1,700,987
Prepaid expenses and deposits	4,587	(368,678)
Receivables	(94,406)	154,900
Assets classified as held for sale	748,404	0
Accounts payable and accrued liabilities	1,568,932	(1,431,130)
Income tax payable	279,863	(336,367)
Lease liabilities	(72,734)	(701,115)
Liabilities classified as held for sale	(805,406)	0
Cash provided by operating activities of continuing operations	8,438,609	8,483,102
Cash (used in) provided by operating activities of discontinued operations	(1,602,478)	241,753
INVESTING ACTIVITIES
Purchases of property and equipment	(2,562,304)	(227,777)
Payment of Megawood consideration payable	0	(130,000)
Payment of Swell consideration payable	0	(846,256)
Cash used in investing activities of continuing operations	(2,562,304)	(1,204,033)
Cash provided by investing activities of discontinued operations	1,168,349	100,000
FINANCING ACTIVITIES
Principal repayments on promissory note payable	(6,080,000)	(7,013,333)
Repayment of convertible promissory notes	(1,210,000)	0
Proceeds from warrants exercised	533,326	0
Cash proceeds from options	0	98,950
Issuance of convertible debentures on exercise of warrants	0	5,688,442
Interest paid in cash	(1,082,500)	(2,500,669)
Lease payments received	100,000	0
Cash used in financing activities of continuing operations	(7,739,174)	(3,726,610)
Cash used in financing activities of discontinued operations	(105,360)	(119,914)
Effect of foreign exchange on cash	(766,841)	(613,609)
(Decrease) increase in cash during the year	(3,169,199)	3,160,689
Cash, beginning of year	6,237,182	3,076,493
Cash, end of year	3,067,983	6,237,182
Supplemental disclosure of cash flow information
Interest paid in cash	2,322,855	2,515,446
Income taxes paid in cash	3,145,893	2,832,676
Non-cash investing activities
Right-of-use asset additions resulting from lease renewals	0	7,236,663
Non-cash financing activities
Common shares issued on exercise of convertible debentures	0	12,758,473
Common shares issued in settlement of Phantom Farms earn out shares	677,939	0
Common shares issued as partial settlement of commitment to issue shares	21,787	450,953
Common shares issued to complete purchase of land	0	2,582,903
Common shares issued as partial repayment of promissory note	$ 0	$ 38,415